EQUITY - Profit Reserve (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital Reserves
Profit reserves	R$ 1,321,854	R$ 3,018,680
LEGAL
Capital Reserves
Profit reserves	171,295	171,295
STATUTORY
Capital Reserves
Profit reserves	50,382	1,747,208
Unrealized Earnings
Capital Reserves
Profit reserves	386,375	386,375
Withholding of Earnings
Capital Reserves
Profit reserves	R$ 713,802	R$ 713,802